UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2009

Date of reporting period: January 1, 2009 — June 30, 2009

Item 1. Report to Stockholders:
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|09

Semiannual report

Putnam VT American Government Income Fund

Putnam INVESTMENTS

Putnam VT American Government Income Fund

Investment objective
High current income with preservation of capital as secondary objective

Net asset value June 30, 2009

Class IA: $11.98	Class IB: $11.96

Performance summary
Total return at net asset value
(as of 6/30/09)	Class IA shares*	Class IB shares*

6 months	11.23%	11.15%

1 year	9.19	8.92

5 years	31.85	30.39
Annualized	5.69	5.45

Life	74.82	71.15
Annualized	6.11	5.87

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

* Class inception date: February 1, 2000.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. To obtain the most recent month-end performance for the Putnam subaccounts, visit www.putnam.com.

Report from your fund’s managers

The past six months were characterized by two distinct periods in the fixed-income markets. The first began with the collapse of Lehman Brothers in late 2008 and involved the subsequent fallout that rippled through the credit markets in early 2009. Investors lost faith in credit ratings to the point where they avoided all asset classes with any risk at all. Across all sectors, spreads — a general measure of risk calculated as the difference in interest rates between Treasuries and other investments — widened indiscriminately to levels that, in many cases, have never before been seen. The second period was marked by the effects of the government’s escalating series of policy responses, which began to reap positive (albeit far from uniform) results in the second half of the reporting period. Against this backdrop, Putnam VT American Government Income Fund’s class IA shares returned 11.23% at net asset value for the six months ended June 30, 2009.

The fund’s performance suffered early in the period in the aftermath of the Lehman bankruptcy. However, because of the high credit quality of the portfolio, the fund’s holdings were some of the first to rebound when the government’s policy responses began to take hold. The Fed (the Federal Reserve Board) has continued to drive the bond markets, with the public showing increased willingness to purchase debt instruments that are included in the government’s programs and are receiving its implicit backing. In particular, agency mortgages gained after the Fed attempted to stimulate the struggling U.S. housing market by purchasing these bonds directly in the market.

The fund’s investments in collateralized mortgage obligations (CMOs) rebounded during the period. Management believed allocations to CMOs represented an attractive value for securities with limited risk. This sector was one of the first to recover on the heels of government market stabilization programs, and the fund’s focus on interest-only loans was particularly beneficial. Management believed the market’s predictions on prepayment rates were too high, and when this proved to be the case, the asset class rallied.

The fund’s largest overweights during the period were to securitized market sectors, which generally helped performance. Mortgage-backed security pass-through spreads — a measure of perceived risk in the market — have tightened in recent months. At this point, with the potential for further volatility and uncertainty regarding future government actions, management intends to trim exposure and adopt a more neutral stance in this segment of the market.

Looking ahead, management anticipates increased levels of long-term stability in the credit markets, with the possibility for short-term volatility. As government policies begin to take hold and become better implemented in the markets — and new policies are introduced — a number of sectors should see improvement. This development would be positive for the fund given its high credit quality. As for the economy, management’s outlook is somewhat less positive, with weak growth possible into 2010.

Consider these risks before you invest: Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses.

Current and future portfolio holdings are subject to risk.

2 Putnam VT American Government Income Fund

Your fund’s managers

Rob Bloemker is Head of Fixed Income at Putnam. He joined Putnam in 1999 and has been in the investment industry since 1988.

In addition to Rob Bloemker, your fund’s Portfolio Managers are Daniel Choquette and Michael Salm.

Your fund’s managers may also manage other accounts managed by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust or other accounts advised by Putnam Management or an affiliate.

Credit quality

Aaa	98.4%	Ba	0.1%

Aa	0.5%	B	0.2%

A	0.5%	Caa	0.2%

Baa	0.2%	Other	0.1%

Portfolio composition and credit quality will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Credit qualities shown as a percentage of portfolio value as of 6/30/09. A bond rated Baa or higher (MIG3/VMIG3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds not rated by Moody’s but considered by Putnam Management to be of comparable quality. Ratings will vary over time. Information is as of 6/30/09 and may not reflect trades entered into on that date.

Understanding your VT fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. During all or a portion of the period, the fund limited its expenses; had it not done so, expenses would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2009, to June 30, 2009. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

			Expenses and value of
	Expenses and value for		a $1,000 investment,
	a $1,000 investment,		assuming a hypothetical
	assuming actual returns for		5% annualized return for
	the 6 months ended		the 6 months ended
		6/30/09		6/30/09

VT American Government
Income Fund	Class IA	Class IB	Class IA	Class IB

Expenses paid per $1,000*	$3.46	$4.76	$3.31	$4.56

Ending value (after expenses)	$1,112.30	$1,115.50	$1,021.52	$1,020.28

Annualized expense ratio†	0.66%	0.91%	0.66%	0.91%

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/09. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

† Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.02% of average net assets for the six months ended June 30, 2009.

Putnam VT American Government Income Fund 3

The fund’s portfolio 6/30/09 (Unaudited)

U. S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (47.3%)*	amount	Value

U. S. Government Guaranteed Mortgage Obligations (22.8%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, with due dates from April 15, 2028
to October 20, 2037	$2,342,951	$2,489,734
6s, April 15, 2028	98,681	104,776
4 1/2s, TBA, July 1, 2039	32,000,000	31,930,000

		34,524,510
U. S. Government Agency Mortgage Obligations (24.5%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
7 1/2s, with due dates from
September 1, 2030 to July 1, 2031	170,450	185,616
7 1/2s, October 1, 2014	18,587	19,861
7s, with due dates from November 1, 2026
to May 1, 2032	1,409,110	1,536,517
6s, with due dates from May 1, 2021
to August 1, 2021	222,041	235,651
5 1/2s, December 1, 2033	432,874	449,496
5 1/2s, October 1, 2018	282,382	298,531
5s, with due dates from May 1, 2018
to November 1, 2018	3,697,003	3,874,777

Federal National Mortgage Association
Pass-Through Certificates
7 1/2s, with due dates from October 1, 2029
to November 1, 2030	141,044	154,521
7s, with due dates from December 1, 2028
to December 1, 2035	2,884,598	3,152,076
6 1/2s, September 1, 2036	396,942	423,503
6 1/2s, TBA, July 1, 2039	4,000,000	4,258,125
6s, July 1, 2021	1,233,090	1,309,436
5 1/2s, with due dates from July 1, 2037
to October 1, 2037	897,826	929,144
5 1/2s, with due dates from June 1, 2014
to January 1, 2021	2,281,792	2,412,759
5s, February 1, 2039	549,939	560,680
5s, TBA, July 1, 2039	1,000,000	1,017,969
4 1/2s, with due dates from October 1, 2035
to April 1, 2039	11,350,535	11,338,479
4 1/2s, TBA, July 1, 2039	5,000,000	4,987,500

		37,144,641
Total U. S. government and agency
mortgage obligations (cost $70,733,497)		$71,669,151

U. S. GOVERNMENT AGENCY OBLIGATIONS (8.3%)*	Principal amount	Value

Fannie Mae 4 1/4s, August 15, 2010	$1,700,000	$1,766,896

Federal Farm Credit Bank 5 3/4s,
January 18, 2011	10,000,000	10,745,193

Total U. S. government agency obligations (cost $11,559,514)		$12,512,089

U. S. TREASURY OBLIGATIONS (11.8%)*	Principal amount	Value

U.S. Treasury Bonds

8s, November 15, 2021	$4,260,000	$5,882,128
6 1/4s, May 15, 2030	6,505,000	8,252,203

U.S. Treasury Notes 4 1/4s,
September 30, 2012	3,409,000	3,679,057

Total U. S. treasury obligations (cost $15,729,879)		$17,813,388

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)*	amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$62,000	$55,992
Ser. 04-3, Class A5, 5.557s, 2039	30,000	27,440
Ser. 05-6, Class A2, 5.165s, 2047	152,000	144,467

Banc of America Mortgage Securities
Ser. 05-E, Class 2, IO, 0.3s, 2035	2,465,063	6,740

Citigroup Mortgage Loan Trust, Inc. IFB
Ser. 07-6, Class 2A5, IO, 6.336s, 2037	335,335	33,996

Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.58s, 2035	1,247,963	107,574
IFB Ser. 05-R2, Class 1AS, IO, 5.242s, 2035	3,440,284	279,351

Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 6.004s, 2039	57,000	52,688

CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	40,000	35,061

Fannie Mae
IFB Ser. 07-75, Class JS, 49.85s, 2037	144,217	219,542
IFB Ser. 06-62, Class PS, 38.018s, 2036	183,443	253,715
IFB Ser. 07-W7, Class 1A4, 37.298s, 2037	107,966	134,056
IFB Ser. 07-30, Class FS, 28.374s, 2037	77,182	99,358
IFB Ser. 06-49, Class SE, 27.745s, 2036	151,227	199,194
IFB Ser. 05-25, Class PS, 26.78s, 2035	67,554	85,242
IFB Ser. 06-115, Class ES, 25.305s, 2036	85,857	111,061
IFB Ser. 05-115, Class NQ, 23.761s, 2036	64,287	75,251
IFB Ser. 05-74, Class CP, 23.6s, 2035	225,153	272,892
IFB Ser. 06-8, Class HP, 23.416s, 2036	183,523	231,554
IFB Ser. 05-99, Class SA, 23.416s, 2035	130,856	162,682
IFB Ser. 05-106, Class JC, 19.151s, 2035	169,306	199,549
IFB Ser. 05-83, Class QP, 16.578s, 2034	94,552	103,149
FRB Ser. 03-W6, Class PT1, 10.262s, 2042	222,843	254,459
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	121,610	131,415
Ser. 04-T2, Class 1A4, 7 1/2s, 2043	65,122	70,373
Ser. 02-14, Class A2, 7 1/2s, 2042	41,577	44,929
Ser. 01-T10, Class A2, 7 1/2s, 2041	293,191	316,829
Ser. 02-T4, Class A3, 7 1/2s, 2041	82,621	89,282
Ser. 01-T12, Class A2, 7 1/2s, 2041	117,733	127,226
Ser. 01-T3, Class A1, 7 1/2s, 2040	586	633
Ser. 99-T2, Class A1, 7 1/2s, 2039	46,789	51,030
Ser. 02-33, Class A2, 7 1/2s, 2032	158,058	170,802
Ser. 02-T1, Class A3, 7 1/2s, 2031	376,818	407,199
Ser. 00-T6, Class A1, 7 1/2s, 2030	162,277	175,361
IFB Ser. 07-W6, Class 6A2, IO, 7.486s, 2037	127,992	13,415
IFB Ser. 06-90, Class SE, IO, 7.486s, 2036	85,060	11,131
IFB Ser. 08-7, Class SA, IO, 7.236s, 2038	105,101	13,254
Ser. 02-26, Class A1, 7s, 2048	235,199	251,663
Ser. 04-W12, Class 1A3, 7s, 2044	120,482	130,120
Ser. 04-T3, Class 1A3, 7s, 2044	254,400	272,208
Ser. 04-T2, Class 1A3, 7s, 2043	86,547	92,605
Ser. 03-W8, Class 2A, 7s, 2042	872,802	938,262
Ser. 03-W3, Class 1A2, 7s, 2042	82,044	87,787
Ser. 02-T16, Class A2, 7s, 2042	593,137	634,657
Ser. 02-T19, Class A2, 7s, 2042	388,699	415,908
Ser. 02-14, Class A1, 7s, 2042	279,542	299,110
Ser. 01-T10, Class A1, 7s, 2041	164,335	175,838
Ser. 02-T4, Class A2, 7s, 2041	376,612	402,975
Ser. 01-W3, Class A, 7s, 2041	66,118	70,747
Ser. 04-W1, Class 2A2, 7s, 2033	611,713	657,974
IFB Ser. 07-W6, Class 5A2, IO, 6.976s, 2037	194,690	19,015
IFB Ser. 07-W4, Class 4A2, IO, 6.966s, 2037	672,343	65,572
IFB Ser. 07-W2, Class 3A2, IO, 6.966s, 2037	225,066	21,950
IFB Ser. 06-125, Class SM, IO, 6.886s, 2037	294,303	32,406

4 Putnam VT American Government Income Fund

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)* cont.	amount	Value

Fannie Mae
IFB Ser. 06-43, Class SU, IO, 6.886s, 2036	$130,907	$14,883
IFB Ser. 06-24, Class QS, IO, 6.886s, 2036	455,189	63,945
IFB Ser. 06-79, Class DI, IO, 6.836s, 2036	309,259	34,544
IFB Ser. 06-60, Class SI, IO, 6.836s, 2036	562,433	68,261
IFB Ser. 06-60, Class UI, IO, 6.836s, 2036	101,362	12,088
IFB Ser. 05-65, Class KI, IO, 6.686s, 2035	3,499,319	379,273
IFB Ser. 08-20, Class SA, IO, 6.676s, 2038	288,124	26,387
Ser. 383, Class 58, IO, 6 1/2s, 2037	68,813	9,288
IFB Ser. 08-41, Class S, IO, 6.486s, 2036	275,348	27,418
IFB Ser. 07-54, Class CI, IO, 6.446s, 2037	169,322	17,500
IFB Ser. 07-30, Class WI, IO, 6.446s, 2037	333,587	32,251
IFB Ser. 07-28, Class SE, IO, 6.436s, 2037	164,413	17,194
IFB Ser. 06-128, Class SH, IO, 6.436s, 2037	204,188	16,968
IFB Ser. 06-79, Class SI, IO, 6.436s, 2036	296,859	30,907
IFB Ser. 05-90, Class SP, IO, 6.436s, 2035	398,724	36,082
IFB Ser. 05-12, Class SC, IO, 6.436s, 2035	211,652	25,373
IFB Ser. 07-W5, Class 2A2, IO, 6.426s, 2037	99,406	8,943
IFB Ser. 07-30, Class IE, IO, 6.426s, 2037	491,537	65,715
IFB Ser. 06-123, Class CI, IO, 6.426s, 2037	370,580	40,070
IFB Ser. 06-123, Class UI, IO, 6.426s, 2037	172,415	18,328
IFB Ser. 05-82, Class SY, IO, 6.416s, 2035	1,031,855	107,726
IFB Ser. 06-31, Class SX, IO, 6.386s, 2036	385,705	42,923
IFB Ser. 06-36, Class SP, IO, 6.386s, 2036	169,124	17,048
IFB Ser. 06-16, Class SM, IO, 6.386s, 2036	145,273	16,775
IFB Ser. 05-95, Class CI, IO, 6.386s, 2035	300,227	36,220
IFB Ser. 05-84, Class SG, IO, 6.386s, 2035	488,200	51,993
IFB Ser. 05-57, Class NI, IO, 6.386s, 2035	88,794	9,561
IFB Ser. 06-3, Class SB, IO, 6.386s, 2035	421,830	48,004
IFB Ser. 05-29, Class SX, IO, 6.386s, 2035	70,935	7,210
IFB Ser. 05-104, Class SI, IO, 6.386s, 2033	2,262,137	226,892
IFB Ser. 05-83, Class QI, IO, 6.376s, 2035	84,390	9,399
IFB Ser. 06-128, Class GS, IO, 6.366s, 2037	184,586	18,845
IFB Ser. 06-114, Class IS, IO, 6.336s, 2036	191,326	18,243
IFB Ser. 06-115, Class EI, IO, 6.326s, 2036	843,308	87,865
IFB Ser. 06-115, Class IE, IO, 6.326s, 2036	148,570	16,382
IFB Ser. 06-117, Class SA, IO, 6.326s, 2036	222,955	20,676
IFB Ser. 06-121, Class SD, IO, 6.326s, 2036	151,158	14,874
IFB Ser. 06-109, Class SG, IO, 6.316s, 2036	118,858	11,291
IFB Ser. 06-109, Class SH, IO, 6.306s, 2036	193,319	22,786
IFB Ser. 07-W6, Class 4A2, IO, 6.286s, 2037	836,614	73,628
IFB Ser. 06-116, Class S, IO, 6.286s, 2036	332,529	31,498
IFB Ser. 06-104, Class IC, IO, 6.286s, 2036	944,484	109,931
IFB Ser. 06-43, Class SI, IO, 6.286s, 2036	101,539	10,725
IFB Ser. 06-8, Class JH, IO, 6.286s, 2036	697,347	77,466
IFB Ser. 09-12, Class CI, IO, 6.286s, 2036	308,176	36,425
IFB Ser. 05-122, Class SG, IO, 6.286s, 2035	148,752	16,813
IFB Ser. 05-122, Class SW, IO, 6.286s, 2035	202,505	21,699
IFB Ser. 06-101, Class SA, IO, 6.266s, 2036	663,688	68,625
IFB Ser. 06-92, Class LI, IO, 6.266s, 2036	220,985	21,053
IFB Ser. 06-96, Class ES, IO, 6.266s, 2036	96,907	8,984
IFB Ser. 06-17, Class SI, IO, 6.266s, 2036	274,807	27,187
IFB Ser. 06-60, Class YI, IO, 6.256s, 2036	455,409	58,984
IFB Ser. 06-85, Class TS, IO, 6.246s, 2036	346,028	30,048
IFB Ser. 06-95, Class SH, IO, 6.236s, 2036	383,098	33,229
IFB Ser. 07-75, Class PI, IO, 6.226s, 2037	258,232	21,890
IFB Ser. 07-W7, Class 2A2, IO, 6.216s, 2037	655,366	57,035
IFB Ser. 08-21, Class NI, IO, 6.186s, 2038	261,062	19,435
IFB Ser. 09-12, Class AI, IO, 6.186s, 2037	742,635	77,999
IFB Ser. 07-116, Class IA, IO, 6.186s, 2037	730,143	63,236
IFB Ser. 07-103, Class AI, IO, 6.186s, 2037	738,889	63,993
IFB Ser. 07-15, Class NI, IO, 6.186s, 2022	258,540	21,950

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)* cont.	amount	Value

Fannie Mae
IFB Ser. 07-109, Class XI, IO, 6.136s, 2037	$175,086	$11,475
IFB Ser. 07-109, Class YI, IO, 6.136s, 2037	239,977	19,633
IFB Ser. 07-30, Class LI, IO, 6.126s, 2037	251,021	25,000
IFB Ser. 07-30, Class OI, IO, 6.126s, 2037	611,279	65,736
IFB Ser. 07-W2, Class 1A2, IO, 6.116s, 2037	189,299	16,209
IFB Ser. 07-106, Class SN, IO, 6.096s, 2037	261,619	21,345
IFB Ser. 07-54, Class IA, IO, 6.096s, 2037	215,009	20,361
IFB Ser. 07-54, Class IB, IO, 6.096s, 2037	215,009	20,361
IFB Ser. 07-54, Class IC, IO, 6.096s, 2037	215,009	20,361
IFB Ser. 07-54, Class ID, IO, 6.096s, 2037	215,009	20,361
IFB Ser. 07-54, Class IE, IO, 6.096s, 2037	215,009	20,361
IFB Ser. 07-54, Class IF, IO, 6.096s, 2037	320,142	31,805
IFB Ser. 07-54, Class NI, IO, 6.096s, 2037	213,768	16,521
IFB Ser. 07-54, Class UI, IO, 6.096s, 2037	264,228	30,240
IFB Ser. 07-91, Class AS, IO, 6.086s, 2037	164,428	13,610
IFB Ser. 07-91, Class HS, IO, 6.086s, 2037	183,034	18,604
IFB Ser. 07-15, Class CI, IO, 6.066s, 2037	683,966	68,049
IFB Ser. 06-124, Class SC, IO, 6.066s, 2037	211,967	18,870
IFB Ser. 06-115, Class JI, IO, 6.066s, 2036	489,520	49,985
IFB Ser. 07-109, Class PI, IO, 6.036s, 2037	294,666	21,699
IFB Ser. 06-123, Class LI, IO, 6.006s, 2037	334,249	32,516
IFB Ser. 07-81, Class IS, IO, 5.986s, 2037	281,778	26,482
IFB Ser. 07-116, Class BI, IO, 5.936s, 2037	667,457	55,471
IFB Ser. 08-01, Class AI, IO, 5.936s, 2037	1,371,240	113,960
IFB Ser. 08-1, Class HI, IO, 5.886s, 2037	634,135	52,257
IFB Ser. 07-39, Class AI, IO, 5.806s, 2037	375,545	33,286
IFB Ser. 07-32, Class SD, IO, 5.796s, 2037	254,292	23,750
IFB Ser. 07-30, Class UI, IO, 5.786s, 2037	209,223	17,169
IFB Ser. 07-32, Class SC, IO, 5.786s, 2037	339,833	30,251
IFB Ser. 07-1, Class CI, IO, 5.786s, 2037	239,799	21,434
IFB Ser. 05-74, Class NI, IO, 5.766s, 2035 F	1,349,686	152,353
IFB Ser. 09-12, Class DI, IO, 5.716s, 2037	427,404	41,696
IFB Ser. 04-46, Class PJ, IO, 5.686s, 2034	568,416	60,035
Ser. 06-W2, Class 1AS, IO, 5.667s, 2036	547,983	44,880
IFB Ser. 07-75, Class ID, IO, 5.556s, 2037	212,842	18,019
Ser. 383, Class 18, IO, 5 1/2s, 2038	105,597	12,672
Ser. 383, Class 19, IO, 5 1/2s, 2038	96,088	11,531
Ser. 383, Class 6, IO, 5 1/2s, 2037	82,177	10,451
Ser. 383, Class 7, IO, 5 1/2s, 2037	80,770	9,692
Ser. 383, Class 20, IO, 5 1/2s, 2037	79,589	9,551
Ser. 383, Class 21, IO, 5 1/2s, 2037	79,394	9,527
IFB Ser. 09-3, Class SE, IO, 5.186s, 2037	269,771	20,851
Ser. 385, Class 3, IO, 5s, 2038	118,559	15,484
Ser. 03-W12, Class 1IO2, IO, 1.984s, 2043	823,634	39,123
Ser. 03-T2, Class 2, IO, 0.809s, 2042	3,596,034	82,492
Ser. 03-W6, Class 51, IO, 0.671s, 2042	1,086,516	21,052
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	6,912,576	111,639
Ser. 03-W10, Class 1A, IO, 0.569s, 2043	5,862,609	80,666
FRB Ser. 07-95, Class A1, 0.564s, 2036	1,177,738	1,161,545
FRB Ser. 07-95, Class A2, 0.564s, 2036	7,512,000	7,080,060
FRB Ser. 07-95, Class A3, 0.564s, 2036	2,308,000	1,996,420
FRB Ser. 07-101, Class A2, 0.564s, 2036	1,502,561	1,459,363
Ser. 06-37, Class ON, PO, zero %, 2036	78,034	64,605
Ser. 04-38, Class AO, PO, zero %, 2034	172,297	138,268
Ser. 06-59, Class QC, PO, zero %, 2033	49,656	38,627
Ser. 04-61, Class JO, PO, zero %, 2032	48,410	44,009
Ser. 326, Class 1, PO, zero %, 2032	77,743	68,833
Ser. 318, Class 1, PO, zero %, 2032	29,077	24,446
Ser. 04-61, Class CO, PO, zero %, 2031	290,191	264,974
Ser. 314, Class 1, PO, zero %, 2031	138,404	118,535
FRB Ser. 06-115, Class SN, zero %, 2036	122,735	98,940

Putnam VT American Government Income Fund 5

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)* cont.	amount	Value

Fannie Mae
FRB Ser. 05-79, Class FE, zero %, 2035	$26,392	$26,231
FRB Ser. 06-54, Class CF, zero %, 2035	26,833	25,821
FRB Ser. 05-45, Class FG, zero %, 2035	72,412	63,333
FRB Ser. 05-77, Class HF, zero %, 2034	48,069	46,601

Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.786s, 2043	117,854	13,553
Ser. T-58, Class 4A, 7 1/2s, 2043	823,727	881,903
Ser. T-42, Class A5, 7 1/2s, 2042	118,586	126,961
Ser. T-60, Class 1A2, 7s, 2044	156,973	168,034
Ser. T-59, Class 1A2, 7s, 2043	340,443	364,433
Ser. T-55, Class 1A2, 7s, 2043	196,254	213,027

Freddie Mac
IFB Ser. 2979, Class AS, 23.102s, 2034	62,723	70,368
IFB Ser. 3065, Class DC, 18.902s, 2035	183,165	217,306
IFB Ser. 3105, Class SI, IO, 18.784s, 2036	88,284	34,201
IFB Ser. 3031, Class BS, 15.927s, 2035	239,099	259,615
IFB Ser. 3184, Class SP, IO, 7.031s, 2033	254,675	25,664
IFB Ser. 3110, Class SP, IO, 6.981s, 2035	423,392	60,363
IFB Ser. 3156, Class PS, IO, 6.931s, 2036	265,499	35,934
IFB Ser. 3149, Class LS, IO, 6.881s, 2036	602,809	88,824
IFB Ser. 3119, Class PI, IO, 6.881s, 2036	202,251	29,599
IFB Ser. 2882, Class NS, IO, 6.881s, 2034	246,760	27,215
IFB Ser. 2882, Class LS, IO, 6.881s, 2034	53,203	5,551
IFB Ser. 3200, Class SB, IO, 6.831s, 2036	342,478	36,934
IFB Ser. 3149, Class SE, IO, 6.831s, 2036	208,718	28,400
IFB Ser. 3151, Class SI, IO, 6.831s, 2036	1,941,286	255,855
IFB Ser. 3157, Class SA, IO, 6.831s, 2036	551,871	73,352
IFB Ser. 3203, Class SH, IO, 6.821s, 2036	149,722	17,198
IFB Ser. 2594, Class SE, IO, 6.731s, 2030	248,651	18,362
IFB Ser. 2828, Class TI, IO, 6.731s, 2030	148,083	14,706
IFB Ser. 3397, Class GS, IO, 6.681s, 2037	145,831	12,247
IFB Ser. 3311, Class BI, IO, 6.441s, 2037	305,247	27,783
IFB Ser. 3287, Class SD, IO, 6.431s, 2037	234,568	22,812
IFB Ser. 3281, Class BI, IO, 6.431s, 2037	120,422	11,497
IFB Ser. 3249, Class SI, IO, 6.431s, 2036	82,034	9,241
IFB Ser. 3028, Class ES, IO, 6.431s, 2035	793,286	87,080
IFB Ser. 3042, Class SP, IO, 6.431s, 2035	178,322	17,664
IFB Ser. 3316, Class SA, IO, 6.411s, 2037	255,115	25,376
IFB Ser. 2981, Class AS, IO, 6.401s, 2035	199,331	20,132
IFB Ser. 3136, Class NS, IO, 6.381s, 2036	279,950	28,841
IFB Ser. 3122, Class DS, IO, 6.381s, 2036	204,332	23,594
IFB Ser. 3107, Class DC, IO, 6.381s, 2035	2,333,819	267,311
IFB Ser. 3001, Class IH, IO, 6.381s, 2035	132,414	14,845
IFB Ser. 2950, Class SM, IO, 6.381s, 2016	89,882	8,665
IFB Ser. 3256, Class S, IO, 6.371s, 2036	280,031	30,915
IFB Ser. 3031, Class BI, IO, 6.371s, 2035	167,780	20,063
IFB Ser. 3370, Class TS, IO, 6.351s, 2037	88,968	7,267
IFB Ser. 3244, Class SB, IO, 6.341s, 2036	169,390	16,125
IFB Ser. 3244, Class SG, IO, 6.341s, 2036	205,674	19,883
IFB Ser. 3236, Class IS, IO, 6.331s, 2036	309,865	28,927
IFB Ser. 3067, Class SI, IO, 6.331s, 2035	797,822	89,567
IFB Ser. 3114, Class TS, IO, 6.331s, 2030	992,642	102,315
IFB Ser. 3128, Class JI, IO, 6.311s, 2036	291,759	29,497
IFB Ser. 3240, Class S, IO, 6.301s, 2036	550,414	57,298
IFB Ser. 3065, Class DI, IO, 6.301s, 2035	126,621	14,959
IFB Ser. 3210, Class S, IO, 6.281s, 2036	102,320	8,773
IFB Ser. 3145, Class GI, IO, 6.281s, 2036	241,497	28,183
IFB Ser. 3114, Class GI, IO, 6.281s, 2036	177,697	20,615
IFB Ser. 3114, Class IP, IO, 6.281s, 2036	455,294	45,409

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)* cont.	amount	Value

Freddie Mac
IFB Ser. 3510, Class IB, IO, 6.281s, 2036	$296,471	$38,094
IFB Ser. 3218, Class AS, IO, 6.261s, 2036	214,545	20,144
IFB Ser. 3221, Class SI, IO, 6.261s, 2036	244,873	22,723
IFB Ser. 3485, Class SI, IO, 6.231s, 2036	327,203	39,406
IFB Ser. 3153, Class QI, IO, 6.231s, 2036	876,185	115,181
IFB Ser. 3346, Class SC, IO, 6.231s, 2033	22,190,344	2,527,700
IFB Ser. 3346, Class SB, IO, 6.231s, 2033	10,638,453	1,207,919
IFB Ser. 3355, Class AI, IO, 6.181s, 2037	360,012	30,621
IFB Ser. 3355, Class MI, IO, 6.181s, 2037	179,037	14,916
IFB Ser. 3201, Class SG, IO, 6.181s, 2036	329,658	34,077
IFB Ser. 3203, Class SE, IO, 6.181s, 2036	283,139	29,048
IFB Ser. 3171, Class PS, IO, 6.166s, 2036	271,063	27,377
IFB Ser. 3510, Class CI, IO, 6.161s, 2037	688,700	69,671
IFB Ser. 3152, Class SY, IO, 6.161s, 2036	276,084	31,363
IFB Ser. 3510, Class DI, IO, 6.161s, 2035	493,858	51,661
IFB Ser. 3181, Class PS, IO, 6.151s, 2036	174,937	19,824
IFB Ser. 3284, Class BI, IO, 6.131s, 2037	196,220	16,970
IFB Ser. 3284, Class LI, IO, 6.121s, 2037	303,488	30,725
IFB Ser. 3261, Class SA, IO, 6.111s, 2037	524,021	52,749
IFB Ser. 3359, Class SN, IO, 6.101s, 2037	251,590	21,236
IFB Ser. 3012, Class UI, IO, 6.101s, 2035	295,068	28,361
IFB Ser. 3311, Class EI, IO, 6.091s, 2037	233,734	17,773
IFB Ser. 3311, Class IA, IO, 6.091s, 2037	299,275	30,234
IFB Ser. 3311, Class IB, IO, 6.091s, 2037	299,275	30,234
IFB Ser. 3311, Class IC, IO, 6.091s, 2037	299,275	30,234
IFB Ser. 3311, Class ID, IO, 6.091s, 2037	299,275	30,234
IFB Ser. 3311, Class IE, IO, 6.091s, 2037	426,072	43,044
IFB Ser. 3510, Class AS, IO, 6.091s, 2037	397,783	42,852
IFB Ser. 3265, Class SC, IO, 6.091s, 2037	236,506	22,848
IFB Ser. 3240, Class GS, IO, 6.061s, 2036	340,950	33,269
IFB Ser. 3257, Class SI, IO, 6.001s, 2036	155,385	13,425
IFB Ser. 3225, Class JY, IO, 5.971s, 2036	678,759	65,140
IFB Ser. 3502, Class DS, IO, 5.831s, 2039	199,029	17,630
IFB Ser. 3339, Class TI, IO, 5.821s, 2037	322,629	29,554
IFB Ser. 3284, Class CI, IO, 5.801s, 2037	524,025	48,580
IFB Ser. 3012, Class IG, IO, 5.761s, 2035	1,138,155	90,536
IFB Ser. 2965, Class SA, IO, 5.731s, 2032	210,415	19,961
IFB Ser. 3510, Class BI, IO, 5.711s, 2037	520,899	49,564
IFB Ser. 3397, Class SQ, IO, 5.651s, 2037	96,316	8,380
IFB Ser. 3500, Class SE, IO, 5.631s, 2039	271,457	18,346
IFB Ser. 248, IO, 5 1/2s, 2037	498,768	69,977
Ser. 3327, Class IF, IO, zero %, 2037	117,045	808
Ser. 246, PO, zero %, 2037	81,583	73,719
Ser. 3439, Class AO, PO, zero %, 2037	78,322	71,023
Ser. 3300, PO, zero %, 2037	80,339	69,020
Ser. 3226, Class YO, PO, zero %, 2036	42,910	42,401
Ser. 3008, PO, zero %, 2034	62,249	48,232
Ser. 2684, Class TO, PO, zero %, 2033	101,000	66,796
Ser. 2663, Class CO, PO, zero %, 2033	46,755	33,247
Ser. 2587, Class CO, PO, zero %, 2032	72,507	66,056
Ser. 201, PO, zero %, 2029	85,113	72,290
FRB Ser. 3349, Class DO, zero %, 2037	81,525	72,632
FRB Ser. 3326, Class YF, zero %, 2037	45,057	42,923
FRB Ser. 3241, Class FH, zero %, 2036	20,267	20,187
FRB Ser. 3231, Class X, zero %, 2036	45,408	45,131
FRB Ser. 3047, Class BD, zero %, 2035	59,374	53,997
FRB Ser. 3326, Class WF, zero %, 2035	157,156	140,164
FRB Ser. 3030, Class CF, zero %, 2035	74,117	58,885
FRB Ser. 3251, Class TP, zero %, 2035	64,033	60,929
FRB Ser. 2963, Class TW, zero %, 2035	34,575	31,996
FRB Ser. 3006, Class TE, zero %, 2034	28,342	29,536

6 Putnam VT American Government Income Fund

MORTGAGE-BACKED	Principal
SECURITIES (29.0%)* cont.	amount	Value

Government National Mortgage Association
IFB Ser. 04-59, Class SC, IO, 6.882s, 2034	$134,261	$14,412
IFB Ser. 04-26, Class IS, IO, 6.882s, 2034	52,965	3,918
IFB Ser. 07-36, Class SW, IO, 6.585s, 2035	1,182,550	71,790
IFB Ser. 07-22, Class S, IO, 6.485s, 2037	190,816	19,424
IFB Ser. 05-84, Class AS, IO, 6.485s, 2035	86,151	8,881
IFB Ser. 07-51, Class SJ, IO, 6.435s, 2037	227,906	22,176
IFB Ser. 07-35, Class PY, IO, 6.432s, 2037	6,890,519	763,711
IFB Ser. 07-53, Class SY, IO, 6.42s, 2037	201,247	19,098
IFB Ser. 07-58, Class PS, IO, 6.385s, 2037	308,177	24,568
IFB Ser. 04-88, Class S, IO, 6.385s, 2032	50,980	3,267
IFB Ser. 07-59, Class PS, IO, 6.355s, 2037	176,058	12,812
IFB Ser. 07-59, Class SP, IO, 6.355s, 2037	293,729	21,806
IFB Ser. 07-68, Class PI, IO, 6.335s, 2037	91,089	7,540
IFB Ser. 07-16, Class KU, IO, 6.335s, 2037	1,674,692	175,381
IFB Ser. 07-17, Class AI, IO, 6.232s, 2037	716,690	74,956
IFB Ser. 06-26, Class S, IO, 6.185s, 2036	408,724	35,636
IFB Ser. 08-2, Class SM, IO, 6.182s, 2038	192,147	15,617
IFB Ser. 07-9, Class AI, IO, 6.182s, 2037	256,725	21,451
IFB Ser. 09-35, Class SP, IO, 6.082s, 2037	864,666	88,439
IFB Ser. 05-71, Class SA, IO, 6.042s, 2035	68,833	6,421
IFB Ser. 05-65, Class SI, IO, 6.035s, 2035	1,251,831	115,129
IFB Ser. 06-16, Class SX, IO, 5.975s, 2036	141,361	12,479
IFB Ser. 07-17, Class IB, IO, 5.935s, 2037	132,138	13,311
IFB Ser. 06-10, Class SM, IO, 5.935s, 2036	907,061	79,328
IFB Ser. 06-14, Class S, IO, 5.935s, 2036	246,143	19,530
IFB Ser. 07-17, Class IC, IO, 5.932s, 2037	149,904	13,579
IFB Ser. 06-11, Class ST, IO, 5.925s, 2036	150,200	12,735
IFB Ser. 07-7, Class JI, IO, 5.885s, 2037	442,348	37,822
IFB Ser. 07-25, Class KS, IO, 5.882s, 2037	87,438	7,046
IFB Ser. 07-21, Class S, IO, 5.882s, 2037	354,754	26,310
IFB Ser. 05-17, Class S, IO, 5.865s, 2035	77,338	7,192
IFB Ser. 07-31, Class AI, IO, 5.862s, 2037	211,826	15,617
IFB Ser. 07-62, Class S, IO, 5.832s, 2037	85,800	7,319
IFB Ser. 05-3, Class SN, IO, 5.785s, 2035	194,290	16,954
IFB Ser. 07-43, Class SC, IO, 5.782s, 2037	218,788	16,132
IFB Ser. 04-41, Class SG, IO, 5.685s, 2034	178,886	9,915
Ser. 08-30, PO, zero %, 2038	45,142	40,877
Ser. 06-36, Class OD, PO, zero %, 2036	34,015	28,012
Ser. 07-18, PO, zero %, 2035	64,356	51,072
Ser. 07-18, Class CO, PO, zero %, 2035	89,113	76,119
FRB Ser. 07-49, Class UF, zero %, 2037	23,029	22,290
FRB Ser. 07-35, Class UF, zero %, 2037	50,915	47,621

GS Mortgage Securities Corp. II Ser. 06-GG6,
Class A2, 5.506s, 2038	156,000	151,092

GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	69,091	64,146
Ser. 05-RP3, Class 1A3, 8s, 2035	230,664	209,447
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	182,654	163,414

GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.878s, 2035	631,808	52,124
Ser. 06-RP2, Class 1AS1, IO, 5.63s, 2036	3,308,396	237,874

GSR Mortgage Loan Trust Ser. 05-AR2,
Class 2A1, 4.833s, 2035	150,838	102,570

JPMorgan Chase Commercial Mortgage
Securities Corp.
FRB Ser. 07-LD12, Class AM, 6.26s, 2051	19,000	8,157
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	129,000	104,741

Key Commercial Mortgage
Ser. 07-SL1, Class A2, 5.742s, 2040	712,000	284,800
Ser. 07-SL1, Class A1, 5.479s, 2040	421,155	315,866

MORTGAGE-BACKED		Principal
SECURITIES (29.0%)* cont.		amount	Value

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012		$40,000	$36,580
Ser. 04-C7, Class A6, 4.786s, 2029		163,000	137,443

Lehman Mortgage Trust
IFB Ser. 07-4, Class 3A2, IO, 6.886s, 2037		231,731	25,532
IFB Ser. 07-4, Class 2A2, IO, 6.356s, 2037		986,212	100,298
IFB Ser. 06-9, Class 2A2, IO, 6.306s, 2037		715,208	72,164
IFB Ser. 06-7, Class 2A5, IO, 6.236s, 2036		1,118,075	111,562
IFB Ser. 07-5, Class 10A2, IO, 6.026s, 2037		474,185	45,721

MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 0.376s, 2034		148,858	506
Ser. 05-2, Class 7AX, IO, 0.17s, 2035		459,090	803

Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.458s, 2043		89,000	79,210
Ser. 05-HQ6, Class A4A, 4.989s, 2042		233,000	200,146
Ser. 04-HQ4, Class A7, 4.97s, 2040		193,000	172,291

Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.691s, 2035 F		359,141	170,592

Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		723,442	390,659
FRB Ser. 05-18, Class 6A1, 5.256s, 2035		213,196	134,314

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.943s, 2037		4,234,226	375,999
Ser. 07-4, Class 1A4, IO, 1s, 2037		4,409,953	130,770

Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.441s, 2037		806,257	63,533

Terwin Mortgage Trust 144A FRB Ser. 06-9HGA,
Class A1, 0.394s, 2037		76,093	68,161

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C30, Class A3, 5.246s, 2043		99,000	86,275
Ser. 04-C15, Class A4, 4.803s, 2041		288,000	249,072

WAMU Commercial Mortgage Securities Trust
144A Ser. 07-SL2, Class A1, 5.426s, 2049		1,213,122	679,341

Total mortgage-backed securities (cost $39,904,568)			$43,946,831

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.0%)*	strike price	amount	Value

Option on an interest rate swap
with Goldman Sachs International
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$7,253,000	$917,654

Option on an interest rate swap
with Goldman Sachs International
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	50,596

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	$931,358

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to pay a fixed rate of
5.355% versus the three month
USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,253,000	56,646

Putnam VT American Government Income Fund 7

PURCHASED OPTIONS	Expiration date/	Contract
OUTSTANDING (2.0%)* cont.	strike price	amount	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 4.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	$10,145,000	$547,830

Option on an interest rate swap
with JPMorgan Chase Bank, N. A.
for the right to receive a fixed rate
of 4.23% versus the three month
USD-LIBOR-BBA maturing June 9, 2020.	Jun-10/4.23	10,145,000	545,801

Total purchased options outstanding (cost $1,731,868)			$3,049,885

ASSET-BACKED SECURITIES (0.2%)*	Principal amount		Value

GSAMP Trust FRB Ser. 06-HE5, Class A2C,
0.464s, 2036		$25,000	$6,589

Lehman XS Trust
IFB Ser. 07-3, Class 4B, IO, 6.376s, 2037		340,122	34,699
FRB Ser. 07-6, Class 2A1, 0.524s, 2037		48,962	15,029

Residential Asset Mortgage Products, Inc.
FRB Ser. 06-RZ2, Class A2, 0.484s, 2036		437,306	265,732
FRB Ser. 07-RZ1, Class A2, 0.474s, 2037		25,000	7,915

Soundview Home Equity Loan Trust FRB
Ser. 06-3, Class A3, 0.474s, 2036		25,000	10,131

Total asset-backed securities (cost $557,433)			$340,095

SHORT-TERM INVESTMENTS (33.6%)*	Principal amount/shares		Value

Putnam Money Market Liquidity Fund e	21,548,331		$21,548,331

Federal Home Loan Discount Note, for an
effective yield of 0.02%, July 2, 2009	$5,000,000		4,999,997

Federal Home Loan Bank, for an effective
yield of 2.81%, July 14, 2009 ##		2,000,000	1,998,028

Interest in $262,500,000 joint triparty
repurchase agreement dated June 30, 2009
with Deutsche Bank Securities, Inc. due
July 1, 2009 — maturity value of
$12,300,031 for an effective yield of
0.09% (collateralized by various
mortgage backed securities with a coupon
rate of 7.0% and a due date of August 1,
2038 valued at $267,750,000)	12,300,000		12,300,000

SSgA Prime Money Market Fund i		3,120,000	3,120,000

U.S. Treasury Bills, for an effective yield
of 0.38%, November 19, 2009 #		5,000	4,988

U.S. Treasury Bills, for effective yields
ranging from 0.36% to 0.44%,
December 17, 2009 # ##		6,960,000	6,937,227

Total short-term investments (cost $50,918,103)			$50,908,571

Total investments (cost $191,134,862)		$200,240,010

Key to other fixed-income security abbreviations
FRB Floating Rate Bonds
IFB Inverse Floating Rate Bonds
IO Interest Only
PO Principal Only
TBA To Be Announced Commitments

* Percentages indicated are based on net assets of $151,458,699.

† Non-income-producing security.

# These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at June 30, 2009.

## These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at June 30, 2009.

d See Note 1 to the financial statements.

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

            i Security purchased with cash or received, that was pledged to the fund for collateral on certain derivative contracts (Note 1).

At June 30, 2009, liquid assets totaling $33,080,921 have been designated as collateral for open forward commitments and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The rates shown on FRB are the current interest rates at June 30, 2009. The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at June 30, 2009.

FUTURES CONTRACTS				Unrealized
OUTSTANDING at 6/30/09	Number of		Expiration	appreciation/
(Unaudited)	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	124	$30,792,300	Sep-09	$(468,864)

Euro-Dollar 90 day (Short)	114	28,242,075	Dec-09	(652,965)

Euro-Dollar 90 day (Short)	8	1,976,500	Mar-10	(50,084)

U.S. Treasury Bond 20 yr (Long)	57	6,746,484	Sep-09	87,030

U.S. Treasury Note 2 yr (Short)	24	5,189,250	Sep-09	9,497

U.S. Treasury Note 5 yr (Short)	45	5,162,344	Sep-09	51,681

U.S. Treasury Note 10 yr (Long)	9	1,046,391	Sep-09	7,757

Total				$(1,015,948)

TBA SALE COMMITMENTS
OUTSTANDING at 6/30/09
(proceeds receivable $16,650,313) (Unaudited)
		Principal	Settlement
Agency		amount	date	Value

FNMA, 5s, July 1, 2039		$1,000,000	7/13/09	$1,017,969

FNMA, 4 1/2s, July 1, 2039		16,000,000	7/13/09	15,960,000

Total				$16,977,969

8 Putnam VT American Government Income Fund

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $4,214,228)	Contract	date/
(Unaudited)	amount	strike price	Value

Option on an interest rate swap with
Bank of America, N.A. for the obligation
to receive a fixed rate of 5.89% versus
the three month USD-LIBOR-BBA
maturing July 15, 2019.	$18,232,000	Jul-09/5.89	$—

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.235% versus the three month
USD-LIBOR-BBA maturing
June 11, 2020.	10,145,000	Jun-10/5.235	226,234

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed rate
of 5.32% versus the three month
USD-LIBOR-BBA maturing
January 09, 2022.	28,847,000	Jan-12/5.32	2,978,741

WRITTEN OPTIONS
OUTSTANDING at 6/30/09		Expiration
(premiums received $4,214,228)	Contract	date/
(Unaudited) cont.	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.23% versus the three month
USD-LIBOR-BBA maturing June 9, 2020.	$10,145,000	Jun-10/5.23	$226,132

Option on an interest rate swap with
Bank of America, N.A. for the
obligation to pay a fixed rate of 5.89%
versus the three month USD-LIBOR-BBA
maturing July 15, 2019.	18,232,000	Jul-09/5.89	3,279,390

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the
obligation to receive a fixed rate of
5.32% versus the three month
USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	1,370,232

Total			$8,080,729

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited)
	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N. A.
$5,012,000	$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$115,910

3,500,000	—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(260,407)

29,317,000	—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	1,053,039

5,404,000	—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(252,835)

86,405,000	—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	2,625,887

31,015,000	96,812	10/1/18	3 month USD-LIBOR-BBA	4.30%	1,833,891

33,914,000	(30,830)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(995,781)

20,931,000	—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(1,668,738)

6,287,000	—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	256,660

6,734,000	—	9/16/38	4.66%	3 month USD-LIBOR-BBA	(666,407)

795,000	—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(95,898)

Barclays Bank PLC
6,164,000	—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(536,286)

2,000,000	—	5/28/19	3 month USD-LIBOR-BBA	3.632%	(12,895)

Citibank, N. A.
26,085,000	—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,085,787

5,224,000	—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(326,474)

42,050,000	—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	1,314,775

32,175,000	—	2/24/16	2.77%	3 month USD-LIBOR-BBA	841,676

19,033,000	—	3/27/14	3 month USD-LIBOR-BBA	2.335%	(352,424)

31,388,000	—	3/30/11	3 month USD-LIBOR-BBA	1.535%	217,944

5,993,000	—	5/11/39	3.8425%	3 month USD-LIBOR-BBA	309,586

Credit Suisse International
17,281,000	—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	538,833

5,024,000	—	9/23/10	3 month USD-LIBOR-BBA	3.32%	185,596

15,419,000	—	10/9/10	3 month USD-LIBOR-BBA	2.81%	400,595

11,845,000	8,310	10/31/13	3.80%	3 month USD-LIBOR-BBA	(555,498)

3,780,000	(40,402)	12/10/38	2.69%	3 month USD-LIBOR-BBA	910,154

11,280,000	120,566	12/10/38	3 month USD-LIBOR-BBA	2.69%	(2,716,016)

8,619,000	—	6/30/38	2.71%	3 month USD-LIBOR-BBA	2,125,715

32,765,000	—	1/22/14	2.03719%	3 month USD-LIBOR-BBA	906,690

15,572,000	—	2/5/14	2.475%	3 month USD-LIBOR-BBA	125,223

5,065,000	—	2/5/29	3 month USD-LIBOR-BBA	3.35%	(459,309)

2,930,000	—	4/28/39	3.50375%	3 month USD-LIBOR-BBA	321,875

Putnam VT American Government Income Fund 9

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International cont.
$2,000,000		$—	5/28/19	3 month USD-LIBOR-BBA	3.592%	$(19,708)

2,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.632%	(12,895)

2,000,000		—	6/23/19	3 month USD-LIBOR-BBA	4.054%	53,690

Deutsche Bank AG
14,453,000		—	4/21/14	2.51%	3 month USD-LIBOR-BBA	225,649

6,819,000		—	4/30/19	3.145%	3 month USD-LIBOR-BBA	314,567

85,204,000		—	5/12/11	1.43%	3 month USD-LIBOR-BBA	(9,739)

2,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(19,708)

1,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.195%	40,247

20,612,000		—	9/24/10	3 month USD-LIBOR-BBA	3.395%	784,060

22,531,000		19,296	11/21/10	2.25%	3 month USD-LIBOR-BBA	(362,413)

54,933,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	527,949

3,006,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	(509,772)

3,916,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	108,264

4,204,000		—	1/9/14	3 month USD-LIBOR-BBA	2.165%	(85,871)

10,125,000		—	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(1,569,041)

6,553,000		—	1/22/14	2.055%	3 month USD-LIBOR-BBA	175,777

6,797,000		—	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(777,020)

55,199,000		—	2/3/14	2.44%	3 month USD-LIBOR-BBA	521,517

24,105,000		—	2/3/24	3 month USD-LIBOR-BBA	3.27%	(1,743,894)

15,989,000		—	2/5/29	3 month USD-LIBOR-BBA	3.324%	(1,508,696)

44,799,000		—	2/5/14	2.44661%	3 month USD-LIBOR-BBA	420,963

7,974,000		—	2/6/14	2.5529%	3 month USD-LIBOR-BBA	35,195

4,347,000		—	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(348,099)

14,000,000		—	2/6/14	2.5675%	3 month USD-LIBOR-BBA	52,009

14,000,000		—	2/9/14	2.525%	3 month USD-LIBOR-BBA	82,810

13,000,000		—	2/10/14	2.55%	3 month USD-LIBOR-BBA	62,363

1,000,000		—	3/10/16	3 month USD-LIBOR-BBA	2.845%	(22,857)

189,000,000		—	3/16/11	1.6725%	3 month USD-LIBOR-BBA	(1,950,096)

90,000,000		—	3/16/16	3 month USD-LIBOR-BBA	2.85%	(2,076,989)

23,000,000		—	3/16/29	3.29%	3 month USD-LIBOR-BBA	2,335,749

55,609,000		—	3/20/11	3 month USD-LIBOR-BBA	1.43%	298,051

29,400,000		—	3/23/11	3 month USD-LIBOR-BBA	1.45%	164,089

1,000,000		—	3/24/14	2.297%	3 month USD-LIBOR-BBA	20,079

55,000,000		—	3/30/14	2.36%	3 month USD-LIBOR-BBA	976,307

25,000,000		—	3/30/21	3 month USD-LIBOR-BBA	3.125%	(1,607,682)

Goldman Sachs International
35,950,000		—	3/27/13	3 month USD-LIBOR-BBA	3.4625%	1,552,593

12,397,000		—	3/29/38	4.665%	3 month USD-LIBOR-BBA	(1,221,321)

JPMorgan Chase Bank, N. A.
724,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(114,642)

2,936,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(478,861)

31,014,000		—	3/22/10	3 month USD-LIBOR-BBA	2.23%	522,096

12,011,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	212,770

8,353,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	193,714

2,000,000		—	5/28/19	3 month USD-LIBOR-BBA	3.592%	(19,708)

29,717,000		—	5/28/11	3 month USD-LIBOR-BBA	1.3375%	(60,945)

7,375,000	E	—	6/9/20	4.73%	3 month USD-LIBOR-BBA	(344,413)

2,000,000		—	6/9/19	3 month USD-LIBOR-BBA	4.207%	82,549

18,903,000		—	6/9/11	3 month USD-LIBOR-BBA	1.7675%	112,163

18,701,000		—	6/10/11	3 month USD-LIBOR-BBA	1.81%	124,673

13,758,000		—	7/16/10	3 month USD-LIBOR-BBA	3.384%	531,631

5,035,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	207,620

28,571,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	1,153,933

7,375,000	E	—	6/11/20	4.735%	3 month USD-LIBOR-BBA	(346,035)

10 Putnam VT American Government Income Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/09 (Unaudited) cont.

	Upfront		Payments	Payments	Unrealized
Swap counterparty /	premium	Termination	made by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N. A. cont.
$5,507,000	$—	6/16/19	4.09%	3 month USD-LIBOR-BBA	$(168,481)

4,341,000	—	6/19/19	3 month USD-LIBOR-BBA	3.8725%	51,387

29,000,000	—	11/24/10	3 month USD-LIBOR-BBA	2.0075%	387,744

2,201,000	—	1/27/29	3 month USD-LIBOR-BBA	3.135%	(265,090)

2,010,000	—	3/6/39	3.48%	3 month USD-LIBOR-BBA	214,679

9,000,000	—	3/24/11	3 month USD-LIBOR-BBA	1.4625%	52,038

44,110,000	—	4/3/11	3 month USD-LIBOR-BBA	1.365%	14,872

15,060,000	—	4/3/13	3 month USD-LIBOR-BBA	1.963%	(275,313)

16,690,000	—	4/3/14	2.203%	3 month USD-LIBOR-BBA	475,071

17,028,000	—	4/9/11	3 month USD-LIBOR-BBA	1.5025%	47,379

UBS, AG
21,838,000	725,932	11/10/28	4.45%	3 month USD-LIBOR-BBA	(428,334)

27,105,000	(688,566)	11/10/18	3 month USD-LIBOR-BBA	4.45%	1,061,763

92,011,000	—	11/24/10	3 month USD-LIBOR-BBA	2.05%	1,288,320

Total					$5,409,575

E See Note 1 to the financial statements regarding extended effective dates.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of June 30, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$—	$340,095	$—

Mortgage-backed
securities	—	43,946,831	—

Purchased options
outstanding	—	3,049,885	—

U.S. Government Agency
Obligations	—	12,512,089

U.S. Government and
Agency Mortgage
Obligations	—	71,669,151	—

U.S. Treasury Obligations	—	17,813,388

Short-term investments	24,668,331	26,240,240	—

Totals by level	$24,668,331	$175,571,679	$—

	Level 1	Level 2	Level 3

Other financial
instruments:	$(1,015,948)	$(19,649,123)	$—

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts.

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 11

Statement of assets and liabilities
6/30/09 (Unaudited)

Assets

Investments in securities, at value (Note 1):

Unaffiliated issuers (identified cost $169,586,531)	$178,691,679

Affiliated issuers (identified cost $21,548,331) (Note 6)	21,548,331

Cash	130,180

Interest and other receivables	1,034,908

Receivable for shares of the fund sold	109,810

Receivable for investments sold	19,028,472

Receivable for sales of delayed delivery securities (Note 1)	19,495,329

Unrealized appreciation on swap contracts (Note 1)	30,656,166

Premium paid on swap contracts (Note 1)	759,798

Total assets	271,454,673

Liabilities

Payable for variation margin (Note 1)	2,948

Payable for investments purchased	20,002,984

Payable for purchases of delayed delivery securities (Note 1)	44,758,297

Payable for shares of the fund repurchased	424,677

Payable for compensation of Manager (Note 2)	164,923

Payable for investor servicing fees (Note 2)	3,773

Payable for custodian fees (Note 2)	18,951

Payable for Trustee compensation and expenses (Note 2)	53,101

Payable for administrative services (Note 2)	1,347

Payable for distribution fees (Note 2)	11,919

Payable for receivable purchase agreement (Note 2)	64,777

Written options outstanding, at value (premiums received
$4,214,228) (Notes 1 and 3)	8,080,729

Premium received on swap contracts (Note 1)	970,916

Unrealized depreciation on swap contracts (Note 1)	25,246,591

TBA sales commitments, at value (proceeds receivable
$16,650,313) (Note 1)	16,977,969

Collateral on swap contracts, at value (Note 1)	3,120,000

Interest payable	31,246

Other accrued expenses	60,826

Total liabilities	119,995,974

Net assets	$151,458,699

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$144,178,744

Undistributed net investment income (Note 1)	1,010,346

Accumulated net realized loss on investments (Note 1)	(3,127,957)

Net unrealized appreciation of investments	9,397,566

Total — Representing net assets applicable to
capital shares outstanding	$151,458,699

Computation of net asset value Class IA

Net Assets	$92,837,127

Number of shares outstanding	7,746,454

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$11.98

Computation of net asset value Class IB

Net Assets	$58,621,572

Number of shares outstanding	4,902,528

Net asset value, offering price and redemption price
per share (net assets divided by number of shares outstanding)	$11.96

Statement of operations
Six months ended 6/30/09 (Unaudited)

Investment income

Interest (including interest income of $8,764 from
investments in affiliated issuers) (Note 6)	$4,029,096

Total investment income	4,029,096

Expenses

Compensation of Manager (Note 2)	481,951

Investor servicing fees (Note 2)	22,402

Custodian fees (Note 2)	16,206

Trustee compensation and expenses (Note 2)	15,789

Administrative services (Note 2)	12,157

Auditing	37,547

Distribution fees — Class IB (Note 2)	71,823

Interest expense (Note 2)	31,246

Other	30,975

Fees waived and reimbursed by Manager (Note 2)	(158,079)

Total expenses	562,017
Expense reduction (Note 2)	(434)

Net expenses	561,583

Net investment income	3,467,513

Net realized gain on investments (Notes 1 and 3)	2,607,789

Net realized gain on swap contracts (Note 1)	2,748,163

Net realized gain on futures contracts (Note 1)	109,354

Net unrealized appreciation of investments futures
contracts, swap contracts, written options, and TBA sale
commitments during the period	6,942,698

Net gain on investments	12,408,004

Net increase in net assets resulting from operations	$15,875,517

The accompanying notes are an integral part of these financial statements.

12 Putnam VT American Government Income Fund

Statement of changes in net assets

	Putnam VT
	American Government Income Fund
	Six months ended	Year ended
	6/30/09*	12/31/08

Increase in net assets

Operations:

Net investment income	$3,467,513	$7,125,155

Net realized gain (loss) on investments	5,465,306	(3,666,503)

Net unrealized appreciation (depreciation)
of investments	6,942,698	(3,763,469)

Net increase (decrease) in net assets
resulting from operations	15,875,517	(304,817)

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(4,131,789)	(4,250,985)

Class IB	(2,437,098)	(2,898,368)

Increase in capital from settlement
payment ( Note 7)	—	8,740

Increase (decrease) from capital share
transactions (Note 4)	(5,144,265)	16,129,020

Total increase in net assets	4,162,365	8,683,590

Net assets:

Beginning of period	147,296,334	138,612,744

End of period (including undistributed
net investment income of $1,010,346 and
$4,111,720, respectively)	$151,458,699	$147,296,334

* Unaudited

The accompanying notes are an integral part of these financial statements.

Putnam VT American Government Income Fund 13

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)a,b	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gain on investments	Total distributions	Non - recurring reimbursements	Net asset value, end of period	Total return at net asset value (%)c,d	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)b,c,e	Ratio of expenses to average net assets, excluding interest expense (%)b,c,e	Ratio of net investment income (loss) to average net assets (%)b	Portfolio turnover (%)

Putnam VT American Government Income Fund (Class IA)

6/30/09†	$11.27	.27	.97	1.24	(.53)	—	(.53)	—	$11.98	11.23*	$92,837	.33*f	.31*	2.37*	146.58*g

12/31/08	11.73	.54	(.46)	.08	(.54)	—	(.54)	— h,i	11.27	.54	89,863.62		.62	4.68	127.57 g

12/31/07	11.38	.54	.40 j	.94	(.59)	—	(.59)	—	11.73	8.63 j	76,057.62		.62	4.76	153.13 g

12/31/06	11.50	.45	(.07)	.38	(.50)	—	(.50)	—	11.38	3.51	83,470.62		.62	4.01	180.25 g

12/31/05	11.75	.41	(.22)	.19	(.41)	(.03)	(.44)	—	11.50	1.65	107,325.64		.64	3.56	419.62 g

12/31/04	12.08	.31	.03	.34	(.49)	(.18)	(.67)	—	11.75	2.85	144,320.66		.66	2.65	309.71

Putnam VT American Government Income Fund (Class IB)

6/30/09†	$11.23	.26	.97	1.23	(.50)	—	(.50)	—	$11.96	11.15*	$58,622	.45*f	.43*	2.24*	146.58*g

12/31/08	11.69	.52	(.47)	.05	(.51)	—	(.51)	— h,i	11.23	.30	57,434.87		.87	4.49	127.57 g

12/31/07	11.34	.51	.40 j	.91	(.56)	—	(.56)	—	11.69	8.36 j	62,556.87		.87	4.51	153.13 g

12/31/06	11.46	.42	(.07)	.35	(.47)	—	(.47)	—	11.34	3.22	65,543.87		.87	3.74	180.25 g

12/31/05	11.71	.38	(.22)	.16	(.38)	(.03)	(.41)	—	11.46	1.35	74,858.89		.89	3.32	419.62 g

12/31/04	12.02	.28	.04	.32	(.45)	(.18)	(.63)	—	11.71	2.66	87,312.91		.91	2.39	309.71

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of weighted average number of shares outstanding during the period.

b Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to June 30, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts (Note 2).

Percentage of average net assets

6/30/09	0.11%

12/31/08	0.21%

12/31/07	0.21%

12/31/06	0.22%

12/31/05	0.17%

12/31/04	0.13%

c The charges and expenses at the insurance company separate account level are not reflected.

d Total return assumes dividend reinvestment.

e Includes amounts paid through expense offset arrangements (Note 2).

f Includes interest accrued in connection with certain terminated derivatives contracts, which amounted to 0.02% of average net assets as of June 30, 2009 (Note 2).

g Portfolio turnover excludes dollar roll transactions.

h Amount represents less than $0.01 per share.

i Reflects a non-recurring reimbursal from Putnam Management related to restitution payments in connection with a distribution plan approved by the SEC which amounted to less than $0.01 per share based on the weighted average number of shares outstanding for the year ended December 31, 2008 (Note 7).

j Reflects a non-recurring reimbursement from Putnam Management relating to the misidentification, in 2006, of the characteristics of certain securities in the fund’s portfolio, which amounted to $0.01 per share (Note 2).

The accompanying notes are an integral part of these financial statements.

14 Putnam VT American Government Income Fund

Notes to financial statements 6/30/09 (Unaudited)

Note 1: Significant accounting policies

Putnam VT American Government Income Fund (the “fund”), is a diversified series of Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income with preservation of capital as a secondary objective by investing in U.S. Treasury securities and government agency and private mortgage-backed and asset-backed securities. The fund may invest a significant portion of their assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Subsequent events after the balance sheet date through the date that the financial statements were issued, August 7, 2009, have been evaluated in the preparation of the financial statements.

A) Security valuation Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. All premiums/discounts are amortized/accreted on a yield-to-maturity basis. Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

G) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or

Putnam VT American Government Income Fund 15

market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts at period end are indicative of the volume of activity during the period.

H) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At June 30, 2009, the fund had net unrealized losses on derivative contracts of $6,219,154 subject to the Master Agreements. Collateral posted by the fund totaled $1,727,164.

I) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

K) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a speci-fied future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

L) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (“FIN 48”). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2008, the fund had a capital loss carryover of $7,645,244 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss carryover	Expiration date

$3,460,039	12/31/13

2,630,189	12/31/14

75,293	12/31/15

1,479,723	12/31/16

The aggregate identified cost on a tax basis is $192,351,085, resulting in gross unrealized appreciation and depreciation of $11,448,868 and $3,559,943, respectively, or net unrealized appreciation of $7,888,925.

M) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

N) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

16 Putnam VT American Government Income Fund

O) Beneficial interest At June 30, 2009, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 69.3% of the fund is owned by accounts of one group of insurance companies.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% of the next $5 billion, 0.37% of the next $5 billion, 0.36% of the next $5 billion, 0.35% of the next $5 billion and 0.34% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through July 31, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses. For the period ended June 30, 2009, Putnam Management waived $158,079 of its management fee from the fund.

Putnam Management has contractually agreed, from August 1, 2009 through July 31, 2010, to limit the management fee for the fund to an annual rate of 0.45% of the fund’s average net assets.

Putnam Management has also contractually agreed from August 1, 2009 through July 31, 2010, to limit the fund’s expenses (not including brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan) to an annual rate of 0.20% of the fund’s average net assets.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $251,354 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF and is included in the Statement of assets and liabilities in Payable for investments purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable, which is included in the Statement of operations in Interest expense. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provided investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. The amounts incurred for investor servicing agent functions provided by affiliates of Putnam Management during the six months ended June 30, 2009 are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. For the six months ended June 30, 2009, the fund’s expenses were reduced by $434 under the expense offset arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $339, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3: Purchases and sales of securities

During the six months ended June 30, 2009, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $174,026,749 and $174,302,797, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the period ended June 30, 2009 are summarized as follows:

	Contract	Premiums
	amounts	received

Written options outstanding at beginning of period	$94,158,000	$3,468,572

Options opened	20,290,000	745,656

Options exercised	—	—

Options expired	—	—

Options closed	—	—

Written options outstanding at end of period	$114,448,000	$4,214,228

Putnam VT American Government Income Fund 17

Note 4: Capital shares

At June 30, 2009, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Class IA shares				Class IB shares
	Six months ended 6/30/09		Year ended 12/31/08		Six months ended 6/30/09		Year ended 12/31/08

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Putnam VT American Government Income Fund

Shares sold	368,495	$4,259,533	2,815,558	$33,210,679	323,996	$3,750,499	1,197,135	$14,022,748

Shares issued in connection with
reinvestment of distributions	363,394	4,131,789	363,954	4,250,985	214,722	2,437,098	248,574	2,898,368

Subtotal	731,889	8,391,322	3,179,512	37,461,664	538,718	6,187,597	1,445,709	16,921,116

Shares repurchased	(957,578)	(11,063,806)	(1,689,426)	(19,147,253)	(749,998)	(8,659,378)	(1,681,320)	(19,106,507)

Net increase (decrease)	(225,689)	$(2,672,484)	1,490,086	$18,314,411	(211,280)	$(2,471,781)	(235,611)	$(2,185,391)

Note 5: Summary of derivative activity

The following is a summary of the market values of derivative instruments as of June 30, 2009:

	Asset derivatives 6/30/09		Liability derivatives 6/30/09

Derivatives not accounted for as hedging instruments under	Statement of assets and		Statement of assets and
Statement 133	liabilities location	Market value	liabilities location	Market value

	Investments, Receivables,		Payables,
	Net assets — Unrealized		Net assets — Unrealized
Interest rate contracts	appreciation / (depreciation)	$33,862,016*	appreciation / (depreciation)	$34,499,233*

Total		$33,862,016		$34,499,233

* Includes cumulative appreciation/depreciation of futures contracts as reported in The fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not
accounted for as hedging
instruments under
Statement 133	Options	Futures	Swaps	Total

Interest rate contracts	$(335,316)	$109,354	$2,748,163	$2,522,202

Total	$(335,316)	$109,354	$ 2,748,163	$ 2,522,202

The following is a summary of unrealized gains or losses of derivative instruments on the Statement of operations for the six months ended June 30, 2009 (see Note 1):

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not
accounted for as hedging
instruments under
Statement 133	Options	Futures	Swaps	Total

Interest rate contracts	$703,419	$(559,943)	$3,189,463	$3,332,939

Total	$703,419	$(559,943)	$3,189,463	$3,332,939

Note 6: Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $8,764 for the period ended June 30, 2009. During the period ended June 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $33,909,952 and $12,361,621, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7: Regulatory matters and litigation

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters. In August 2008, the fund received a payment from Putnam Management for $8,740 related to restitution payments in connection with a distribution plan approved by the SEC. This amount can be found in the Increase in capital from settlement payment line in the prior years Statement of changes in net assets.

Note 8: Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Note 9: Other

At their July 2009 meeting, the Board of Trustees approved a new management contract for the fund, which will be submitted to shareholders for approval at a meeting expected to be held in the fourth quarter of 2009. Under the proposed management contract, management fee breakpoints would be determined by reference to the assets of all of the open-end Putnam Funds, rather than only the assets of the fund.

18 Putnam VT American Government Income Fund

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually for each fund whether to approve the continuance of the management contract with Putnam Investment Management (“Putnam Management”), and with respect to certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”), and the sub-advisory contract among Putnam Management, PIL and another affiliate, Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2009, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. At the Trustees’ June 12, 2009 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract — and with respect to certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts — effective July 1, 2009. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That such fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers pending other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Consideration of strategic pricing proposal

The Trustees considered that the Contract Committee had been engaged in a detailed review of Putnam Management’s strategic pricing proposal that was first presented to the Committee at its May 2009 meeting. The proposal included proposed changes to the basic structure of the management fees in place for all open-end funds (except the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund), including implementation of a breakpoint structure based on the aggregate net assets of all such funds in lieu of the individual breakpoint structures in place for each fund, as well as implementation of performance fees for certain funds. In addition, the proposal recommended substituting separate expense limitations on investor servicing fees and on other expenses as a group in lieu of the total expense limitations in place for many funds.

While the Contract Committee noted the likelihood that the Trustees and Putnam Management would reach agreement on the strategic pricing matters in later months, the terms of the management contracts required that the Trustees approve the continuance of the contracts in order to prevent their expiration at June 30, 2009. The Contract Committee’s recommendations in June reflect its conclusion that the terms of the contractual arrangements for each fund continued to be appropriate for the upcoming term, absent any possible agreement with respect to the matters addressed in Putnam Management’s proposal.

The Trustees were mindful of the significant changes that had occurred at Putnam Management in the past two years, including a change of ownership, the installation of a new senior management team at Putnam Management, the substantial decline in assets under management resulting from extraordinary market forces as well as continued net redemptions in many funds, the introduction of new fund products representing novel investment strategies and the introduction of performance fees for certain new funds. The Trustees were also mindful that many other leading firms in the industry had also been experiencing significant challenges due to the changing finan-cial and competitive environment. For these reasons, even though the Trustees believed that the current contractual arrangements in place between the funds and Putnam Management and its affiliates have served shareholders well and continued to be appropriate for the near term, the Trustees believed that it was an appropriate time to reconsider the current structure of the funds’ contractual arrangements with Putnam Management with a view to possible changes that might better serve the interests of shareholders in this new environment. The Trustees concluded their review of Putnam Management’s strategic pricing proposal in July 2009, and their considerations regarding the proposal are discussed below under the heading “Subsequent approval of strategic pricing proposal.” With the exception of the discussion under this heading, the following discussion generally addresses only the Trustees’ reasons for recommending the continuance of the current contractual arrangements as, at the time the Trustees determined to make this recommendation, the Trustees had not yet reached any conclusions with respect to the strategic pricing proposal.

Putnam VT American Government Income Fund 19

Management fee schedules and categories;
total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. The general fee structure has been carefully developed over the years and re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees noted that shareholders of all funds voted by overwhelming majorities in 2007 to approve new management contracts containing identical fee schedules.

In reviewing fees and expenses, the Trustees generally focused their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust at that time but, as indicated above, based on their detailed review of the current fee structure, were prepared to consider possible changes to these arrangements that might better serve the interests of shareholders in the future. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., your fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2008 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

Actual
	management fee	Total expenses
	(percentile rank)	(percentile rank)

Putnam VT American Government Income Fund	19th	56th

The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints. The Trustees expressed their intention to monitor the funds’ percentile rankings in management fees and in total expenses to ensure that fees and expenses of the funds continue to meet evolving competitive standards.

The Trustees noted that the expense ratio increases described above were being controlled by expense limitations initially implemented in January 2004. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception and, while the Contract Committee was reviewing proposed alternative expense limitation arrangements as noted above, the Trustees received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2010, or such earlier time as the Trustees and Putnam Management reach agreement on alternative arrangements.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2009, or until such earlier time as the Trustees and Putnam Management reach agreement on alternative expense limitation arrangements, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation was not applied to your fund because it had a below-average expense ratio relative to its custom peer group.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, as a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at that time but, as noted above, were in the process of reviewing a proposal to eliminate individual fund breakpoints for all of the open-end funds (except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund) in favor of a breakpoint structure based on the aggregate net assets of all such funds.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process —as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance

20 Putnam VT American Government Income Fund

of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Trustees noted the disappointing investment performance of many of the funds for periods ended March 31, 2009. They discussed with senior management of Putnam Management the factors contributing to such underperformance and the actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including Putnam Management’s continuing efforts to strengthen the equity research function, recent changes in portfolio managers including increased accountability of individual managers rather than teams, recent changes in Putnam Management’s approach to incentive compensation, including emphasis on top quartile performance over a rolling three-year period, and the recent arrival of a new chief investment officer. The Trustees also recognized the substantial improvement in performance of many funds since the implementation of those changes. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that the fund’s class IA share cumulative total return performance at net asset value was in particular percentiles of its Lipper Inc. peer group for the one-year, three-year and five-year periods ended March 31, 2009. This information is shown in the following table. (Results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best-performing funds and the 100th percentile denotes the worst-performing funds. Past performance is not a guarantee of future returns.

	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	rank (# of	rank (# of	rank (# of
	funds in	funds in	funds in
IA Share as of 3/31/09	category)	category)	category)

Putnam VT American Government Income Fund	52nd (71)	32nd (62)	68th (55)

Lipper VP (Underlying Funds) — General U.S. Government Funds

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered a change made, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy commencing in 2009, which increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees noted that a portion of available soft dollars continue to be allocated to the payment of fund expenses, although the amount allocated for this purpose has declined in recent years. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Investor Services, Inc., each of which provides benefits to affiliates of Putnam Management.

Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

Subsequent approval of strategic pricing proposal

As mentioned above, at a series of meetings beginning in May 2009 and ending on July 10, 2009, the Contract Committee and the Trustees engaged in a detailed review of Putnam Management’s strategic pricing proposal. Following this review, the Trustees of each fund, including all of the Independent Trustees, voted unanimously on July 10, 2009 to approve proposed management contracts reflecting the proposal, as modified based on discussions between the Independent Trustees and Putnam Management, for each fund. In considering the proposed contracts, the Independent Trustees focused largely on the specific

Putnam VT American Government Income Fund 21

proposed changes described below relating to management fees. They also took into account the factors that they considered in connection with their most recent annual approval on June 12, 2009 of the continuance of the funds’ current management contracts and the extensive materials that they had reviewed in connection with that approval process, as described above.

The proposed management contracts are subject to shareholder approval. The Trustees have called a shareholder meeting for each of the funds for November 19, 2009 and have recommended unanimously that shareholders approve the proposed contracts.

• Considerations relating to Fund Family fee rate calculations. The Independent Trustees considered that the proposed management contracts would change the manner in which fund shareholders share in potential economies of scale associated with the management of the funds. Under the current management contracts, shareholders of a fund benefit from increased fund size through reductions in the effective management fee paid to Putnam Management once the fund’s net assets exceed the first breakpoint in the fund’s fee schedule ($500 million for most funds). Conversely, in the case of funds with net assets above the level of the first breakpoint, the effective management fee increases as the fund’s average net assets decline below a breakpoint. These breakpoints are measured solely by the net assets of each individual fund and are not affected by possible growth (or decline) of net assets of other funds in the Fund Family. (“Fund Family” for purposes of this discussion refers to all open-end mutual funds sponsored by Putnam Management, except for the Putnam RetirementReady® Funds and Putnam Money Market Liquidity Fund.) Under the proposed management contracts, potential economies of scale would be shared ratably among shareholders of all funds, regardless of their size. The management fees paid by a fund (and indirectly by shareholders) would no longer be affected by the growth (or decline) of assets of the particular fund, but rather would be affected solely by the growth (or decline) of the aggregate net assets of all funds in the Fund Family, regardless of whether the net assets of the particular fund are growing or declining.

The table below shows the proposed effective management fee rate for your fund, based on June 30, 2009 net assets of the Fund Family ($52.3 billion). This table also shows the effective management fee rate payable by your fund under its current management contract, based on the net assets of the fund as of June 30, 2009. Finally, this table shows the difference in the effective management fees, based on net assets as of June 30, 2009, between the proposed management contract and the current contract.

	Proposed	Current
	Effective	Effective
	Contractual	Contractual
Name of Fund	Rate	Rate	Difference

Putnam VT American Government
Income Fund	0.412%	0.650%	(0.238%)

As shown in the foregoing table, based on June 30, 2009 net asset levels, the proposed management contract would provide for payment of a management fee rate that is lower for your fund than the management fee rate payable under the current management contract. For a small number of funds (although not your fund), the management fee rate would be slightly higher under the proposed contract at these asset levels, but by only immaterial amounts. In the aggregate, the financial impact on Putnam Management of implementing this proposed change for all funds at June 30, 2009 net asset levels is a reduction in annual management fee revenue of approximately $24.0 million. (Putnam Management has already incurred a significant portion of this revenue reduction through the waiver of a portion of its current management fees for certain funds pending shareholder consideration of the proposed management contracts. Putnam is not obliged to continue such waivers beyond July 31, 2010 in the event that the proposed contracts are not approved by shareholders.) The Independent Trustees carefully considered the implications of this proposed change under a variety of economic circumstances. They considered the fact that at current asset levels the management fees paid by the funds under the proposed contract would be lower for almost all funds, and would not be materially higher for any fund. They considered the possibility that under some circumstances, the current management contract could result in a lower fee for a particular fund than the proposed management contract. Such circumstances might occur, for example, if the aggregate net assets of the Fund Family remain largely unchanged and the net assets of an individual fund grew substantially, or if the net assets of an individual fund remain largely unchanged and the aggregate net assets of the Fund Family declined substantially.

The Independent Trustees noted that future changes in the net assets of individual funds are inherently unpredictable and that experience has shown that funds often grow in size and decline in size over time depending on market conditions and the changing popularity of particular investment styles and asset classes. They noted that, while the aggregate net assets of the Fund Family have changed substantially over time, basing a management fee on the aggregate level of assets of the Fund Family would likely reduce fluctuations in costs paid by individual funds and lead to greater stability and predictability of fund operating costs over time.

The Independent Trustees considered that the proposed management contract would likely be advantageous for newly organized funds that have yet to attract significant assets and for funds in specialty asset classes that are unlikely to grow to a significant size. In each case, such funds would participate in the benefits of scale made possible by the aggregate size of the Fund Family to an extent that would not be possible based solely on their individual size.

The Independent Trustees also considered that for funds that have achieved or are likely to achieve considerable scale on their own, the proposed management contract could result in sharing of economies which might lead to slightly higher costs under some circumstances, but they noted that any such increases are immaterial at current asset levels and that over time such funds are likely to realize offsetting benefits from their opportunity to participate, both through the exchange privilege and through the Fund Family breakpoint fee structure, in the improved growth prospects of a diversified Fund Family able to offer competitively priced products.

The Independent Trustees noted that the implementation of the proposed management contracts would result in a reduction in aggregate fee revenues for Putnam Management at current asset levels. They also noted that applying various projections of growth equally to the aggregate net assets of the Fund Family and to the net assets of individual funds also showed revenue reductions for Putnam Management. They recognized, however, the possibility that under some scenarios Putnam Management might realize greater future revenues, with respect to certain funds, under the proposed contracts than under the current contracts, but considered such circumstances to be both less likely and inherently unpredictable.

22 Putnam VT American Government Income Fund

The Independent Trustees considered the extent to which Putnam Management may realize economies of scale in connection with the management of the funds. In this regard, they considered the possibility that such economies of scale as may exist in the management of mutual funds may be associated more closely with the size of the aggregate assets of the mutual fund complex than with the size of any individual fund. In this regard the Independent Trustees considered the financial information provided to them by Putnam Management over a period of many years regarding the allocation of costs involved in calculating the profitability of its mutual fund business as a whole and the profitability of individual funds. The Independent Trustees noted that the methodologies for such cost allocations had been reviewed on a number of occasions in the past by independent financial consultants engaged by the Independent Trustees. The Independent Trustees noted that these methodologies support Putnam Management’s assertion that many of its operating costs and any associated economies of scale are related more to the aggregate net assets under management in various sectors of its business than to the size of individual funds. They noted that on a number of occasions in the past the Independent Trustees had separately considered the possibility of calculating management fees in whole or in part based on aggregate net assets of the Putnam funds.

The Independent Trustees considered the fact that the proposed contracts would result in a sharing among the affected funds of economies of scale that for the most part are now enjoyed by the larger funds, without materially increasing the current costs of any of the larger funds. They concluded that this sharing of economies among funds was appropriate in light of the diverse investment opportunities available to shareholders of all funds through the existence of the exchange privilege. They also considered that the proposed change in management fee structure would allow Putnam Management to introduce new investment products at more attractive pricing levels than may be currently be the case.

After considering all of the foregoing, the Independent Trustees concluded that the proposed calculation of management fees based on the aggregate net assets of the Fund Family represented a fair and reasonable means of sharing possible economies of scale among the shareholders of all funds.

• Considerations relating to addition of fee rate adjustments based on investment performance for certain funds. The Independent Trustees considered that Putnam’s proposal to add fee rate adjustments based on investment performance to the management contracts of certain funds reflected a desire by Putnam Management to align its fee revenues more closely with investment performance in the case of certain funds. They noted that Putnam Management already has a significant financial interest in achieving good performance results for the funds it manages. Putnam Management’s fees are based on the assets under its management (whether calculated on an individual fund or complex-wide basis). Good performance results in higher asset levels and therefore higher revenues to Putnam Management. Moreover, good performance also tends to attract additional investors to particular funds or the complex generally, also resulting in higher revenues. Nevertheless, the Independent Trustees concluded that adjusting management fees based on performance for certain selected funds could provide additional benefits to shareholders.

The Independent Trustees noted that Putnam Management proposed the addition of performance adjustments only for certain of the funds and considered whether similar adjustments might be appropriate for other funds. (Putnam Management did not propose the addition of performance adjustments for any of the funds in Putnam Variable Trust.) In this regard, they considered Putnam Management’s belief that the addition of performance adjustments would be most appropriate for shareholders of U.S. growth funds, international equity funds and Putnam Global Equity Fund. They also considered Putnam Management’s view that it would continue to monitor whether performance fees would be appropriate for other funds. Accordingly, the Independent Trustees concluded that it would be desirable to gain further experience with the operation of performance adjustments for certain funds and the market’s receptivity to such fee structures before giving further consideration to whether similar performance adjustments would be appropriate for other funds as well.

• Considerations relating to standardization of payment terms. The proposed management contracts for all funds provide that management fees will be computed and paid monthly within 15 days after the end of each month. The current contracts of the funds contain quarterly computation and payment terms in some cases. These differences largely reflect practices in place at earlier times when many of the funds were first organized. Under the proposed contract, certain funds would make payments to Putnam Management earlier than they do under their current contract. This would reduce a fund’s opportunity to earn income on accrued but unpaid management fees by a small amount, but would not have a material effect on a fund’s operating costs.

The Independent Trustees considered the fact that standardizing the payment terms for all funds would involve an acceleration in the timing of payments to Putnam Management for some funds and a corresponding loss of a potential opportunity for such funds to earn income on accrued but unpaid management fees. The Independent Trustees did not view this change as having a material impact on shareholders of any fund. In this regard, the Independent Trustees noted that the proposed contracts conform to the payment terms included in management contracts for all Putnam funds organized in recent years and that standardizing payment terms across all funds would reduce administrative burdens for both the funds and Putnam Management.

• Considerations relating to comparisons with management fees and total expenses of competitive funds. As part of their evaluation of the proposed management contracts, the Independent Trustees also reviewed the general approach taken by Putnam Management and the Independent Trustees in recent years in imposing appropriate limits on total fund expenses. As part of the annual contract review process in recent years, Putnam Management agreed to waive fees as needed to limit total fund expenses to a maximum level equal to the average total expenses of comparable competitive funds in the mutual fund industry. In connection with its proposal to implement new management contracts, Putnam Management also proposed, and the Independent Trustees approved, certain changes in this approach that shift the focus from controlling total expenses to imposing separate limits on certain categories of expenses, as required. As a general matter, Putnam Management and the Independent Trustees concluded that management fees for the Putnam funds are competitive with the fees charged by comparable funds in the industry. Nevertheless, the Independent Trustees considered specific management fee waivers proposed to be implemented as of August 1, 2009 by Putnam Management with respect to the current management fees of certain funds, as well as projected reductions in management fees for almost all funds that would result under the proposed contracts. Putnam Management

Putnam VT American Government Income Fund 23

and the Independent Trustees also agreed to impose separate expense limitations of 37.5 basis points on the general category of shareholder servicing expenses and 20 basis points on the general category of other ordinary operating expenses. These new expense limitations, as well as the fee waivers, were implemented for all funds effective as of August 1, 2009, replacing the expense limitation referred to above.

These changes resulted in lower total expenses for many funds, but in the case of some funds total expenses increased after application of the new waivers and expense limitations (as compared with the results obtained using the expense limitation method previously in place). In this regard, the Independent Trustees considered the likelihood that total expenses for most of these funds would have increased in any event in the normal course under the previous expense limitation arrangement, as the reported total expense levels of many competitive funds increased in response to the major decline in asset values that began in September 2008. These new waivers and expense limitations will continue in effect until at least July 31, 2010 and will be re-evaluated by the Independent Trustees as part of the annual contract review process prior to their scheduled expiration. However, the management fee waivers referred to above would largely become permanent reductions in fees as a result of the implementation of the proposed management contracts.

Under these new expense limitation arrangements effective August 1, 2009, the fixed income funds, including your fund, and asset allocation funds are subject to management fee waivers that reduce these funds’ management fees pending implementation of the proposed management contracts. In addition, your fund is subject to an expense limitation of 20 basis points on the general category of other ordinary operating expenses. (The expense limitation of 37.5 basis points on shareholder servicing fees does not affect the current shareholder servicing fees for the Putnam Variable Trust funds, which remain fixed at 3 basis points.)

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

24 Putnam VT American Government Income Fund

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Putnam VT American Government Income Fund 27

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Ravi Akhoury
	Boston, MA 02266-8383	Charles B. Curtis
Marketing Services	1-800-225-1581	Robert J. Darretta
Putnam Retail Management		Myra R. Drucker
One Post Office Square	Custodian	Paul L. Joskow
Boston, MA 02109	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
	Legal Counsel	Robert E. Patterson
	Ropes & Gray LLP	George Putnam, III
Robert L. Reynolds
W. Thomas Stephens
Richard B. Worley

This report has been prepared for the shareholders
of Putnam Variable Trust.	257911 8/09

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: August 28, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: August 28, 2009